UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-5052
                                   --------

Value Line New York Tax Exempt Trust
------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: February 29,2004
                         ----------------
Date of reporting period: February 29,2004
                          ----------------


Item I.  Reports to Stockholders.
------   -----------------------

         A copy of the Annual Report to Stockholders for the period ended 2/29/04 is included with this Form.


Item 2.  Code of Ethics
------   --------------

     (a)The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

     (f)Pursuant to item 10(a),the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.


Item 3.  Audit Committee Financial Expert.
------   --------------------------------

     (a)(1)The Registrant has an Audit Committee Financial Expert serving on it's Audit Committee.
        (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities

(1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.


Item 4.  Principal Accountant Fees and Services
------   --------------------------------------

            (a) Audit Fees 2004 - $29,140; Audit Fees 2003 - $27,408.

            (b) Audit-Related fees - None.

            (c) Tax Preparation Fees 2004 -$6,140; Tax Preparation Fees 2003 -
                $5,820.

            (d) All Other Fees - None.

            (e)(1) Audit Committee Pre-Approval Policy.All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2004 and 2003 were pre-approved by the committee.

            (e)(2) Not applicable.

            (f) Not applicable.

            (g) Aggregate Non-Audit Fees 2004 -$6,140; Aggregate Non-Audit Fees
                2003- $5,820.

            (h) Not applicable.


Item 10.  Controls and Procedures.
-------   -----------------------

            (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

            (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.


Item 11.  Exhibits.
-------   --------

            (a) Code of Ethics for Principal Executive and Senior Financial
                Officers attached hereto as Exhibit 100.COE

            (b)(1) Certification pursuant to Rule 30a-2 under the Investment
                   Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                   Exhibit 99.CERT.

               (2) Certification pursuant to Section 906 of the Sarbanes-Oxley
                   Act of 2002 attached hereto as Exhibit 99.906.CERT.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By     /s/ Jean B. Buttner
       --------------------------
       Jean B. Buttner, President


Date:  April 29, 2004
       --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By     /s/ Jean B. Buttner
       --------------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       --------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date:  April 29, 2004
       --------------------------

================================================================================


INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
AUDITORS               1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

TRUSTEES               Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Charles Heebner
                       VICE PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                        #529403

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                FEBRUARY 29, 2004
--------------------------------------------------------------------------------



                                   VALUE LINE
                                    NEW YORK
                                   TAX EXEMPT
                                      TRUST






                                     [LOGO]

VALUE LINE NEW YORK TAX EXEMPT TRUST

                                                      TO OUR VALUE LINE NEW YORK
================================================================================

TO OUR SHAREHOLDERS:

The primary objective of the Value Line New York Tax Exempt Trust is to provide investors with maximum income exempt from New York State, New York City and Federal personal income taxes, without undue risk to principal(1). During the year ended February 29, 2004, the Trust's total return was 4.51%. Since its inception in July, 1987, the total return for the Trust, assuming the reinvestment of all dividends over that period, has been 192.95%. This is equivalent to an average annual total return of 6.66%(2).

Your Trust's total return for the year ended February 29, 2004 of 4.51% underperformed the Lehman Brothers Municipal Bond Index's(3) return of 6.28% during the same time period. The Index does not reflect expenses of 1.37% which the trust incurred, which, if deducted, would lower the Index's return to 4.91%.

During the year ended February 29, 2004, prices of tax-exempt securities increased as interest rates declined. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index(4), dropped from 5.04% on February 28, 2003 to 4.72% on February 29, 2004. The decline in tax-exempt interest rates was the result of the strong demand for municipal bonds, the accommodative monetary policy of the Federal Reserve, and contained inflation. However, during this same period, long-term taxable rates, as measured by the 30-year Treasury bond, rose from 4.67% to 4.85%. The large amount of Treasury issuance and the growing government deficit have contributed to higher long-term Treasury yields.

For the 12 months ended February 29, 2004, tax-exempt bonds have outperformed taxable bonds. During this time, the Lehman Brothers Municipal Bond Index was up 6.28% compared to 4.54% for the Lehman Brothers Aggregate Bond Index. This outstanding relative performance occurred despite the record volume of new tax-exempt bonds of $383 billion in 2003, which broke the previous record of $357 billion set in 2002.

Currently, a 30-year triple-A rated municipal bond yields 4.32%, which is 92.7% of the 4.66% yield of the 30-year Treasury bond. A 4.32% tax-exempt yield is equivalent to a 6.65% taxable yield for individuals in the 35% tax bracket. This high municipal-to-taxable yield ratio shows how attractive municipal bonds are as income vehicles for investors. Management continues to avoid securities rated below investment grade (defined as Baa or higher by Moody's Investors Service and as BBB or higher by Standard & Poor's Corporation). As of February 29, 2004, the market value of the Trust's portfolio consisted of 58% AAA, 31% AA, 5% A, and 6% Baa or BBB rated bonds. The portfolio's highest concentrations of investments were in the insured, hospital revenue, and pre-refunded sectors respectively.







--------------------------------------------------------------------------------
2

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

TAX EXEMPT TRUST SHAREHOLDERS
--------------------------------------------------------------------------------

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, The Value Line Tax Exempt New York Trust has the additional advantage of carrying no sales or redemption fees.

We thank you for your continued confidence in Value Line. We look forward to serving your investment needs in the future.


                                        Sincerely,

                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        CHAIRMAN and PRESIDENT


March 31, 2004

--------------------------------------------------------------------------------
(1) INCOME MAY BE SUBJECT TO STATE TO STATE AND LOCAL TAXES, AND SOME INCOME
    MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.
(2) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID.
(3) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A TOTAL-RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INVESTMENT-GRADE BONDS ARE RATED BAA OR HIGHER BY MOODY'S OR BBB OR HIGHER BY STANDARD & POOR'S. RETURNS AND ATTRIBUTES FOR THE INDEX ARE CALCULATED SEMI-MONTHLY USING APPROXIMATELY 25,000 MUNICIPAL BONDS, WHICH ARE PRICED
    BY MULLER DATA CORPORATION. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
(4) THE BOND BUYER'S 40-BOND INDEX IS A BENCHMARK INDEX FOR LONG-TERM
    TAX-EXEMPT BONDS ONLY. IT HAS AN AVERAGE MATURITY OF ABOUT 30 YEARS AND IS USED IN COMPARISON TO THE 30-YEAR TAXABLE BOND MARKET AS REPRESENTED BY
    THE 30-YEAR TREASURY BOND.


--------------------------------------------------------------------------------
                                                                               3

VALUE LINE NEW YORK TAX EXEMPT TRUST



================================================================================


ECONOMIC OBSERVATIONS

The U.S. economic recovery, which proceeded at an uninspiring pace in 2002 and the first half of 2003, really took off during last year's third and fourth quarters, when the nation's gross domestic product, buoyed by a strengthening in both consumer spending and capital goods activity, rose at the fastest pace in several years. What's more, early indications are that the economy will continue to press forward at a solid gait in the opening half of 2004, with GDP most likely increasing by more than 4%.

Meanwhile, underpinned by the critical support of the Federal Reserve, which continues to maintain its low interest-rate policies, and boosted also by the stimulative effects of last year's tax reduction and spending programs, the U.S. economy should remain in forward gear throughout the year with GDP maintaining that healthy pace of better than 4%. We currently expect the business expansion to continue into 2005.

Inflation, meantime, remains generally muted, thanks, in part, to subdued labor costs. Adequate supplies of most raw materials are also helping to keep the costs of production low. We note, though, that as the U.S. economy moves further along the recovery trail over the next several years, some modest increases in inflation may emerge. Absent a stronger long-term business recovery than we now envision, or a further sharp rise in oil and gas prices stemming from an escalating conflict in Iraq and elsewhere in the always contentious Middle East, or some severe production cutbacks by the Organization of Petroleum Exporting Countries (OPEC), inflation should generally remain in check through the latter years of this decade. Longterm interest rates should increase modestly over the next several years, but most likely not to the degree that would bring the expansion to a halt.

The following graph compares the performance of the Value Line New York Tax Exempt Trust to that of the Lehman Brothers Municipal Bond Index. The Value Line New York Tax Exempt Trust is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes. The comparison is shown for illustrative purposes only.










--------------------------------------------------------------------------------
4

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

TAX EXEMPT TRUST SHAREHOLDERS
================================================================================

            COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT
              IN THE VALUE LINE NEW YORK TAX EXEMPT TRUST AND THE
                     LEHMAN BROTHERS MUNICIPAL BOND INDEX


                              [CHART APPEARS HERE]





                   (PERIOD COVERED IS FROM 3/1/94 TO 2/29/04)

PERFORMANCE DATA:*

                                    AVERAGE ANNUAL     GROWTH OF AN ASSUMED
                                     TOTAL RETURN      INVESTMENT OF $10,000
                                   ----------------   ----------------------
 1 year ended 2/29/04 ..........         +4.51%               $10,451
 5 years ended 2/29/04 .........         +5.01%               $12,769
10 years ended 2/29/04 .........         +5.27%               $16,717

* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.


--------------------------------------------------------------------------------
                                                                               5

VALUE LINE NEW YORK TAX EXEMPT TRUST

SCHEDULE OF INVESTMENTS
================================================================================


  PRINCIPAL                                                                                RATING
   AMOUNT                                                                                (UNAUDITED)        VALUE
----------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (93.7%)

               NEW YORK STATE (45.4%)
               Dormitory Authority, Revenue:
 $  500,000      Court Facility, Lease Revenue, Ser. A, 5.25%, 5/15/13 ...............        A3          $   567,260
  1,090,000      Montefiore Medical Center, 5.25%, 8/1/19 ............................        Aaa           1,201,551
    845,000      School Districts Funding Program, Ser. J, 5.25%, 10/1/18 ............        Aaa             954,309
    500,000      School Districts Funding Program, Ser. E, 5.75%, 10/1/22 ............        Aaa             576,085
    500,000      St. Barnabas Hospital, Ser. A, 5.125%, 2/1/22 .......................        Aaa             533,625
    500,000      State University Dormitory Facilities, Lease Revenue,
                   Ser. B, 5.25%, 7/1/31 .............................................        Aaa             574,230
    500,000      State University Education Facilities, 5.50%, 5/15/13 ...............        Aaa             590,220
    400,000      State University Education Facilities, Third General Resolution
                   Revenue, Ser. B, 5.25%, 11/15/29 ..................................        Aaa             459,096
    500,000    Islip, Resource Recovery Agency, 1985 Facility, Ser. E, 5.00%, 7/1/13          Aaa             544,745
               Mortgage Agency, Revenue Refunding, Homeowner Mortgage:
     45,000      Ser. 26, 5.85%, 4/1/17 ..............................................        Aaa              47,863
    750,000      Ser. 98, 5.05%, 10/1/17 .............................................        Aa1             800,490
    900,000      Ser. 110, 3.80%, 10/1/12 ............................................        Aa1             934,920
    280,000    Nassau County, General Improvement, Ser. C, 5.125%, 1/1/14 ............        Aaa             316,853
    500,000    Saratoga County, Industrial Development Agency, Revenue Bonds,
                 Skidmore College Project, Ser. A, 4.00%, 7/1/16 .....................        Aaa             510,945
    500,000    Syracuse, Housing Authority, Mortgage Revenue, Loretto Rest Home,
                 Ser. A, 5.60%, 8/1/17 ...............................................        AAA*            545,155
    500,000    Tollway Authority Highway and Bridge, Revenue Bonds,
                 Ser. A, 5.50%, 4/1/15 ...............................................        AAA*            569,275
    500,000    Thruway Authority, Personal Income Tax Revenue Bonds, Ser. A,
                 5.50%, 3/15/20 ......................................................         AA*            564,675
    500,000    Urban Development Corp. Personal Income Tax Revenue Bonds,
                 Ser. A, 5.375%, 3/15/16 .............................................         AA*            560,425
  1,435,000    Urban Development Corp., Correctional Youth Facilities,
                 Ser. A, 5.50%, 1/1/17 ...............................................         A3           1,646,820
    600,000    Voorheesville, Central School District, General Obligations Unlimited,
                 5.00%, 6/15/17 ......................................................        Aaa             660,084
                                                                                                          -----------
               TOTAL NEW YORK STATE .................................................                      13,158,626
                                                                                                          -----------







--------------------------------------------------------------------------------
6

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

                                                               FEBRUARY 29, 2004
================================================================================


   PRINCIPAL                                                                                RATING
    AMOUNT                                                                                (UNAUDITED)         VALUE
----------------------------------------------------------------------------------------------------------------------
                NEW YORK CITY (41.1%)
                General Obligation Unlimited:
 $1,000,000       Ser. A, 5.25%, 11/1/16 ...............................................       Aaa          $ 1,118,810
    500,000       Ser. J, 5.50%, 6/1/21 ................................................        A2              550,220
                Health and Hospital Corp., Health System Revenue Bonds
    500,000       Ser. A, 5.50%, 2/15/19 ...............................................       Aaa              559,825
    700,000       Ser. A, 5.25%, 2/15/22 ...............................................       Aaa              759,885
    900,000     Housing Development Multi Family Revenue Bonds Ser. A, 5.375%,
                  11/1/23 ..............................................................       Aa2              953,640
                Metropolitan Transportation Authority, Revenue Bonds:
    500,000       Ser. A, 5.00%, 11/15/12 ..............................................       Aaa              571,645
    650,000       Ser. A, 5.50%, 11/15/16 ..............................................       Aaa              746,902
  1,500,000     Metropolitan Transportation Authority, Service Contract Revenue
                  Bonds, Ser. A, 5.75%, 1/1/18 .........................................        A3            1,778,655
  2,090,000     Transit Authority Training Facilities Revenue, 5.40%, 1/1/18 ...........       Aaa            2,439,762
                Transitional Finance Authority, Revenue, Future Tax Secured:
    500,000       Ser. A, 5.375%, 5/1/16 ...............................................       Aa2              556,005
    750,000       Ser. A, 5.375%, 2/15/18 ..............................................       Aa2              823,568
                Triborough Bridge & Tunnel Authority, General Purpose Revenue
                  Bonds:
    500,000       Ser. B, 5.00%, 11/15/22 ..............................................       Aa3              530,790
    500,000       Ser. E, 5.25%, 11/15/22 ..............................................       Aaa              545,200
                                                                                                            -----------
                TOTAL NEW YORK CITY ....................................................                     11,934,907
                                                                                                            -----------
                PUERTO RICO (3.2%)
    495,000     Industrial Tourist, Educational Medical and Environmental Control
                  Facilities Revenue Bonds, 6.625%, 6/1/26 .............................       Baa2             526,685
    355,000     Public Buildings Authority, Government Facilities Revenue Bonds,
                  Ser. C, 5.50%, 7/1/16 ................................................       Baa1             412,485
                                                                                                            -----------
                                                                                                                939,170
                                                                                                            -----------
                VIRGIN ISLANDS (4.0%)
  1,000,000     Public Finance Authority, Revenue, Gross Receipts Taxes, Ser. A,
                  6.375%, 10/1/19 ......................................................      BBB-*           1,149,770
                                                                                                            -----------
                TOTAL LONG-TERM MUNICIPAL SECURITIES
                  (COST $25,366,497)....................................................                     27,182,473
                                                                                                            -----------







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                                                                               7

VALUE LINE NEW YORK TAX EXEMPT TRUST

SCHEDULE OF INVESTMENTS
================================================================================


   PRINCIPAL                                                                                  RATING
    AMOUNT                                                                                  (UNAUDITED)          VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (7.0%)
 $1,000,000     Babylon, N.Y. , Industrial Development Agency, Ogden Martin Project,
                  Revenue Bonds, .95% 1/1/19.............................................    VM1G-1(2)        $ 1,000,000
    430,000     Monroe County, N.Y., Airport Authority, Greater Rochester
                  International Airport Revenue Refunding, Ser. 2004, 2%, 1/1/05.........       Aaa               431,892
    200,000     New York City Municipal Water Finance Authority, Water & Sewer
                  System Revenue Bonds, Ser. C, .97%, 6/15/22............................    VM1G-1(1)            200,000
                New York City General Obligations:
    300,000       Ser. B-Sub Ser. B3, .97%, 8/15/04......................................    VM1G-1(1)            300,000
    100,000       Ser. B-Sub Ser. B4, .97%, 8/15/23......................................    VM1G-1(1)            100,000
                                                                                                              -----------
                TOTAL SHORT-TERM MUNICIPAL SECURITIES
                  (COST $2,031,892)......................................................                       2,031,892
                                                                                                              -----------
                TOTAL MUNICIPAL SECURITIES (100.7%)
                  (COST $27,398,389).....................................................                      29,214,365
                                                                                                              -----------
                LIABILITIES LESS CASH AND OTHER ASSETS (-0.7%) ..........................                        (202,816)
                                                                                                              -----------
                NET ASSETS (100.0%)......................................................                     $29,011,549
                                                                                                              ===========
                NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
                  PER OUTSTANDING SHARE..................................................                     $     10.41
                                                                                                              ===========

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

(1) VARIABLE RATE DEMAND NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE EVERY (1) 1 OR (2) 7 DAYS. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF FEBRUARY 29, 2004.



























SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
8

                                                                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

STATEMENT OF ASSETS                                                  STATEMENT OF OPERATIONS
AND LIABILITIES AT FEBRUARY 29, 2004                                 FOR THE YEAR ENDED FEBRUARY 29, 2004
================================================================================================================================

                                            (IN THOUSANDS
                                           EXCEPT PER SHARE
                                               AMOUNT)                                                            (IN THOUSANDS)
                                           ----------------                                                      ---------------
ASSETS:                                                              INVESTMENT INCOME:
Investment securities,at value                                       Interest ..................................      $1,285
   (cost $27,398) .........................    $29,214                                                                ------
Cash ......................................         48               EXPENSES:
Receivable for securities sold ............        534               Advisory fee ..............................         176
Interest receivable .......................        314               Service and distribution plan fee .........          73
                                               -------               Audit and legal fees ......................          61
  TOTAL ASSETS ............................     30,110               Printing and stationary ...................          28
                                               -------               Trustees' fees and expenses ...............          21
LIABILITIES:                                                         Transfer agent fees .......................          16
Payable for securities purchased ..........        974               Custodian fees ............................          14
Trust shares repurchased ..................         42               Other .....................................          12
Dividends payable to shareholders .........         24                                                                ------
Accrued expenses:                                                         Total Expenses before custody
  Advisory fee ............................         14                       credits ...........................         401
  Service and distribution plan fees                                      Less: custody credits ................          (1)
     payable ..............................          6                                                                ------
  Other ...................................         38                    NET EXPENSES .........................         400
                                               -------                                                                ------
  TOTAL LIABILITIES .......................      1,098               NET INVESTMENT INCOME .....................         885
                                               -------                                                                ------
NET ASSETS ................................    $29,012               REALIZED AND UNREALIZED GAIN ON
                                               =======                  INVESTMENTS
NET ASSETS                                                                Net Realized Gain ....................         129
Shares of beneficial interest at $.01 par                                 Net change in Net Unrealized
   value (authorized unlimited,                                              Appreciation ......................         296
   outstanding 2,787,497 shares) ..........    $    28                                                                ------
Additional paid-in capital ................     27,058               NET REALIZED GAIN AND CHANGE IN NET
Distributions in excess of net                                          UNREALIZED APPRECIATION ON
   investment income ......................        (19)                 INVESTMENTS ............................         425
Accumulated net realized gain on                                                                                      ------
   investments ............................        129               NET INCREASE IN NET ASSETS FROM
Unrealized appreciation of investments           1,816                  OPERATIONS .............................      $1,310
                                               -------                                                                ======
NET ASSETS ................................    $29,012
                                               =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE
   ($29,011,549 DIVIDED BY 2,787,497
   SHARES OUTSTANDING) ....................    $ 10.41
                                               =======

















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                               9

VALUE LINE NEW YORK TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED FEBRUARY 29, 2004 AND FEBRUARY 28, 2003
================================================================================

                                                                                 2004          2003
                                                                             -------------------------
                                                                                  (IN THOUSANDS)
OPERATIONS:
 Net investment income ...................................................    $     885     $    974
 Net realized gain on investments ........................................          129          804
 Change in unrealized appreciation .......................................          296          314
                                                                             -------------------------
 Net increase in net assets from operations ..............................        1,310        2,092
                                                                             -------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income ...................................................         (885)        (974)
 Net realized gains ......................................................         (565)        (456)
                                                                             -------------------------
 Net decrease in net assets from distributions ...........................       (1,450)      (1,430)
                                                                             -------------------------
TRUST SHARE TRANSACTIONS:
 Net proceeds from sale of shares ........................................       10,332        5,829
 Net proceeds from reinvestment of distributiions to shareholders ........          982          956
 Cost of shares repurchased ..............................................      (11,594)      (7,217)
                                                                             -------------------------
 Net decrease in net assets from Trust share transactions ................         (280)        (432)
                                                                             -------------------------
TOTAL (DECREASE) INCREASE IN NET ASSETS ..................................         (420)         230
NET ASSETS:
 Beginning of year .......................................................       29,432       29,202
                                                                             -------------------------
 End of year .............................................................    $  29,012     $ 29,432
                                                                             =========================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME .........................    $     (19)    $    (19)
                                                                             =========================
















SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS                                  FEBRUARY 29, 2004
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line New York Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION: The Trust's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions.

Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith at their fair value using methods determined by the Trustees.

(B) DISTRIBUTIONS: It is the policy of the Trust to distribute all of its investment income to shareholders. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) INVESTMENTS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

--------------------------------------------------------------------------------
                                                                              11

VALUE LINE NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS
================================================================================

(E) REPRESENTATIONS AND INDEMNIFICATIONS: In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. TRUST SHARE TRANSACTIONS
Transactions in shares of beneficial interest were as follows:


                                 YEAR ENDED       YEAR ENDED
                                FEBRUARY 29,     FEBRUARY 28,
                                    2004             2003
                               -------------------------------
                                       (IN THOUSANDS)

Shares sold ................          994             563
Shares issued to
   shareholders in
   reinvestment of
   distributions ...........           96              93
                               -------------------------------
                                    1,090             656
Shares repurchased .........       (1,113)           (696)
                               -------------------------------
Net decrease ...............          (23)            (40)
                               ===============================


3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of municipal securities were as follows:


                                                                    YEAR ENDED
                                                                   FEBRUARY 29,
                                                                       2004
                                                                  --------------
                                                                  (IN THOUSANDS)
PURCHASES:
Long-term obligations ............................................   $14,667
Short-term obligations ...........................................    20,142
                                                                   -----------
                                                                     $34,809
                                                                   ===========
MATURITIES OR SALES:
Long-term obligations ............................................   $14,656
Short-term obligations ...........................................    20,410
                                                                   -----------
                                                                     $35,066
                                                                   ===========


4. INCOME TAXES
At February 29, 2004, information on the tax components of capital is as follows:


                                                                  (IN THOUSANDS)

Cost of investments for tax purposes .............................   $27,398
                                                                   ===========
Gross tax unrealized appreciation ................................   $ 1,816
Gross tax unrealized depreciation ................................        --
                                                                   -----------
Net tax unrealized appreciation on
   investments ...................................................   $ 1,816
                                                                   ===========
Undistributed tax exempt income ..................................   $     5
                                                                   ===========
Undistributed long-term capital gains ............................   $   129
                                                                   ===========

The tax composition of distributions to shareholders for the the years ended February 28, 2003 and February 29, 2004 were as follows:


                                                                2004     2003
                                                              -----------------
                                                                (IN THOUSANDS)
Tax exempt income ...........................................   $884     $974
Taxable ordinary income .....................................     29       --
                                                              -----------------
                                                                $913     $974
                                                              =================
Long-term capital gains .....................................   $537     $456
                                                              =================


5. INVESTMENT ADVISORY CONTRACT AND TRANSACTIONS WITH
   AFFILIATES
An advisory fee of $175,522 was paid or payable to Value Line, Inc. (the "Adviser") for the year ended February 29, 2004. This was computed at an annual rate of .60% of the Trust's average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses in its operation.


--------------------------------------------------------------------------------
12

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

                                                               FEBRUARY 29, 2004
================================================================================

For the year ended February 29, 2004, the Trust's expenses were reduced by $689 under a custody credit arrangement with the custodian.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc. a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $73,134 were paid or payable to the Distributor under the Plan for the year ended February 29, 2004.

Certain officers and directors of the Adviser and Value Line Securities, Inc., are also officers and trustees of the Trust.

At February 29, 2004 the Adviser owned 136,162 shares of beneficial interest in the Trust, representing 4.9% of the outstanding shares.



























--------------------------------------------------------------------------------
                                                                              13

VALUE LINE NEW YORK TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
================================================================================

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                        YEARS ENDED ON LAST DAY OF FEBRUARY,
                                                  ------------------------------------------------------------------------------
                                                        2004            2003            2002            2001            2000
                                                  ==============================================================================
NET ASSET VALUE, BEGINNING OF YEAR ..............    $   10.47       $   10.25       $   10.08       $    9.37       $   10.33
                                                  ------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................         0.31            0.35            0.38            0.42            0.42
  Net gains or losses on securities
    (both realized and unrealized) ..............         0.14            0.39            0.17            0.71           (0.82)
                                                  ------------------------------------------------------------------------------
Total from investment operations ................         0.45            0.74            0.55            1.13           (0.40)
                                                  ------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income ......................................        (0.31)          (0.35)          (0.38)          (0.42)          (0.42)
  Distributions from net
    realized gains ..............................        (0.20)          (0.17)             --              --           (0.14)
                                                  ------------------------------------------------------------------------------
Total distributions .............................        (0.51)          (0.52)          (0.38)          (0.42)          (0.56)
                                                  ------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ....................    $   10.41       $   10.47       $   10.25       $   10.08       $    9.37
                                                  ==============================================================================
TOTAL RETURN ....................................         4.51%           7.38%           5.54%          12.28%          (3.97)%
                                                  ==============================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
 (in thousands) .................................    $  29,012       $  29,432       $  29,202       $  29,388       $  28,409
Ratio of expenses to average net assets .........         1.37%(1)        1.29%(1)        1.28%(1)        1.13%(1)        1.05%(1)
Ratio of net investment income to
 average net assets .............................         3.03%           3.39%           3.76%           4.29%           4.21%
Portfolio turnover rate .........................           61%             53%             66%             49%            100%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.37%, 1.28%, 1.27%, 1.12% AND 1.04%, RESPECTIVELY, AS OF FEBRUARY 29, 2004, FEBRUARY 28, 2003, FEBRUARY 28, 2002, FEBRUARY 29, 2001 AND
    FEBRUARY 28, 2000.













SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

REPORT OF INDEPENDENT AUDITORS
================================================================================

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
VALUE LINE NEW YORK TAX EXEMPT TRUST

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line New York Tax Exempt Trust (the "Trust") at February 29, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


April 14, 2004





--------------------------------------------------------------------------------

                         FEDERAL TAX NOTICE (UNAUDITED)

During the year ended February 29, 2004, the Trust paid to shareholders $0.3128 per share from net investment income. Substantially all of the Trust's dividends from net investment income were exempt-interest dividends, and are 100% free of Federal income tax and free from New York State and New York City income tax. However, state and local taxes differ from state to state and a portion of the dividends may be subject to the individual Alternative Minimum Tax, so it is suggested if you are a corporation, partnership, estate, trust or an individual who is not a resident of New York State that you consult your own tax adviser with respect to those taxes. During the year ended February 29, 2004, the Trust paid to shareholders $0.1914 per share of Long-Term Capital Gains and $0.01 per share of Short-Term Capital Gains.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              15

VALUE LINE NEW YORK TAX EXEMPT TRUST

MANAGEMENT OF THE TRUST
================================================================================

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Trustee and officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Trustee serves until his or her successor is elected and qualified.


                                                             PRINCIPAL
                                                             OCCUPATION
                                               LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION            TIME SERVED   PAST 5 YEARS                     HELD BY TRUSTEE
===================================================================================================================
INTERESTED TRUSTEES*
--------------------
Jean Bernhard Buttner      Chairman of the     Since 1987    Chairman, President and          Value Line, Inc.
Age 69                     Board of Trustees                 Chief Executive Officer of
                           and President                     Value Line, Inc. (the
                                                             "Adviser") and Value Line
                                                             Publishing, Inc. Chairman
                                                             and President of each of the
                                                             15 Value Line Funds and
                                                             Value Line Securities Inc.
                                                             (the "Distributor")
-------------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Trustee             Since 2000    Real Estate Executive:           Value Line, Inc.
5 Outrider Road                                              President, Ruth Realty (real
Rolling Hills, CA 90274                                      estate broker); Director of the
Age 68                                                       Adviser since 2000.
-------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES*
------------------------
John W. Chandler           Trustee             Since 1991    Consultant, Academic Search      None
1611 Cold Spring Rd                                          Consultation Service, Inc.
Williamstown, MA 01267                                       Trustee Emeritus and
Age 80                                                       Chairman (1993-1994) of the
                                                             Board of Trustees of Duke
                                                             University; President
                                                             Emeritus, Williams College.
-------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Trustee             Since 2000    Customer Support Analyst,        None
4921 Buckingham Drive                                        Duke Power Company.
Charlotte, SC 28209
Age 62












--------------------------------------------------------------------------------
16

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

MANAGEMENT OF THE TRUST
================================================================================

                                                      PRINCIPAL
                                                      OCCUPATION
                                        LENGTH OF     DURING THE                     OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       POSITION   TIME SERVED   PAST 5 YEARS                   HELD BY TRUSTEE
===========================================================================================================
Francis Oakley               Trustee    Since 2000    Professor of History,          Berkshire Life
54 Scott Hill Road                                    Williams College, 1961 to      Insurance Company
Williamstown, MA 01267                                present. President Emeritus    of America
Age 72                                                since 1994 and President,
                                                      1985-1994; Chairman
                                                      (1993-1997) and Interim
                                                      President (2002) of the
                                                      American Council of
                                                      Learned Societies.
-----------------------------------------------------------------------------------------------------------
David H. Porter              Trustee    Since 1997    Visiting Professor of          None
5 Birch Run Drive                                     Classics, Williams College,
Saratoga Springs, NY 12866                            since 1999; President
Age 68                                                Emeritus, Skidmore College
                                                      since 1999 and President,
                                                      1987- 1998.
-----------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Trustee    Since 1987    Chairman, Institute for        A Schulman Inc.
169 Pompano St.                                       Political Economy.             (plastics)
Panama City Beach, FL 32413
Age 64
-----------------------------------------------------------------------------------------------------------
Nancy Beth Sheerr            Trustee    Since 1996    Senior Financial Advisor,      None
1409 Beaumont Drive                                   Veritable L.P. (investment
Gladwyne, PA 19035                                    adviser) since April 1, 2004;
Age 54                                                Senior Financial Advisor,
                                                      Hawthorne, 2001-2004.














--------------------------------------------------------------------------------
                                                                              17

VALUE LINE NEW YORK TAX EXEMPT TRUST

MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------


                                                         PRINCIPAL
                                                         OCCUPATION
                                           LENGTH OF     DURING THE                     OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE   POSITION          TIME SERVED   PAST 5 YEARS                   HELD BY TRUSTEE
==============================================================================================================
OFFICERS
--------
Charles Heebner          Vice President    Since 1995    Senior Portfolio Manager       --
Age 67                                                   with the Adviser.
--------------------------------------------------------------------------------------------------------------
Bradley Brooks           Vice President    Since 2001    Portfolio Manager with the     --
Age 41                                                   Adviser.
--------------------------------------------------------------------------------------------------------------
David T. Henigson        Vice President,   Since 1994    Director, Vice President and   --
Age 46                   Secretary and                   Compliance Officer of the
                         Treasurer                       Adviser. Director and Vice
                                                         President of the Distributor.
                                                         Vice President, Secretary and
                                                         Treasurer of each of the 14
                                                         Value Line Funds.



























* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.


--------------------------------------------------------------------------------
The Trust's Statement of Additional Information (SAI) includes additional information about the Trust's trustees and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
18

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST



================================================================================



























                     (This page intentionally left blank.)


























--------------------------------------------------------------------------------
                                                                              19

VALUE LINE NEW YORK TAX EXEMPT TRUST


                         THE VALUE LINE FAMILY OF FUNDS
================================================================================

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


--------------------------------------------------------------------------------
20